NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

22.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions

On February 27, 2023, the Company entered into a sale and purchase agreement of Zimbabwean lithium mine, which is a non-cash transaction (Note 20 (b)) for more details. On July 28, 2023, the Group had non-cash disposal of PSTT (Note 3). On August 3, 2023, the Company entered into a set-off letter with Feishang Group to net off the consideration of the disposal of PSTT and promissory note issued under the SPA of the sale and purchase agreement of Zimbabwean lithium mine (Note 20 (b)).

(b)	Changes in liabilities arising from financing activities

Year Ended December 31, 2024	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2024	—	—	9,069	85,673	360
Changes from financing cash flows	—	—	1,858	(5,035)	(373)
Foreign exchange difference	—	—	434	(2,071)	7
Interest expenses	—	—	—	—	6
	—	—
As of December 31, 2024	—	—	11,361	78,567	—

Year Ended December 31, 2025	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2025	—	—	11,361	78,567	—
Changes from financing cash flows	—	—	2,276	(2,595)	—
Foreign exchange difference	—	—	(928)	(2,897)	—

As of December 31, 2025	—	—	12,709	73,075	—

Year Ended December 31, 2025	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2025	—	—	1,557	10,766	—
Changes from financing cash flows	—	—	325	(371)	—
Foreign exchange difference	—	—	(65)	50	—

As of December 31, 2025	—	—	1,817	10,445	—

(c)	Total cash outflow for leases

	2024	2025	2025
	CNY	CNY	US$

Within operating activities	—	(29)	(4)
Within financing activities	(366)	—	—
Total cash outflow for leases	(366)	(29)	(4)